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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  06/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN TRUSTS

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - JUNE 30, 2005 (UNAUDITED)


                                              NUMBER OF SHARES                VALUE
------------------------------------------------------------------------------------
COMMON STOCK - 95.9%
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
CONSUMER DISCRETIONARY - 19.0%
Bed Bath & Beyond Inc.                                 175,000                $7,311  (a)
Carnival Corp.                                       1,530,000                83,461
Comcast Corp. (Class A) (Special)                    2,400,000                71,880  (a)
eBay Inc.                                              650,000                21,456  (a)
IAC/InterActiveCorp                                    670,000                16,113  (a,e)
Liberty Global Inc. (Series A)                         889,650                41,520  (a,e)
Liberty Media Corp. (Series A)                       9,100,000                92,729  (a)
News Corp. (Class A)                                   600,000                 9,708
Target Corp.                                           270,000                14,691
The Home Depot, Inc.                                 2,090,000                81,301
                                                                             440,170

CONSUMER STAPLES - 2.4%
Colgate-Palmolive Co.                                  286,670                14,308
PepsiCo, Inc.                                          780,000                42,065
                                                                              56,373

ENERGY - 5.1%
Exxon Mobil Corp.                                      760,000                43,677
Schlumberger Ltd.                                      990,000                75,181  (e)
                                                                             118,858

FINANCIALS - 16.4%
AFLAC Incorporated                                     510,000                22,073
Alleghany Corp.                                         37,142                11,031  (a,e)
American Express Co.                                   420,000                22,357
American International Group, Inc.                     440,000                25,564
Berkshire Hathaway Inc. (Class B)                       14,000                38,969  (a,e)
CB Richard Ellis Group, Inc. (Class A)                  50,000                 2,193  (a)
Citigroup Inc.                                       1,350,000                62,410
Federal Home Loan Mortgage Corp.                       150,000                 9,784  (e)
Federal National Mortgage Association                  950,000                55,480
JPMorgan Chase & Co.                                   280,000                 9,890
SLM Corp.                                              820,000                41,656
State Street Corp.                                   1,630,000                78,648  (c)
                                                                             380,055

HEALTHCARE - 20.4%
Abbott Laboratories                                    980,000                48,030
Amgen Inc.                                             900,000                54,414  (a)
Cardinal Health, Inc.                                  300,000                17,274  (e)
DENTSPLY International Inc.                             80,000                 4,320  (e)
IMS Health Inc.                                        410,000                10,156  (e)
Johnson & Johnson                                    1,290,000                83,850
Lincare Holdings Inc.                                1,310,000                53,500  (a,e)
Medtronic Inc.                                         460,000                23,823
Pfizer Inc.                                          2,780,000                76,672
UnitedHealth Group Incorporated                        960,000                50,054
WebMD Corp.                                            300,000                 3,081  (a,e)
Wyeth                                                  450,000                20,025
Zimmer Holdings, Inc.                                  355,000                27,040  (a,e)
                                                                             472,239

INDUSTRIALS - 4.5%
Dover Corp.                                          1,860,000                67,667  (e)
Iron Mountain Incorporated                             125,000                 3,878  (a,e)
Waste Management, Inc.                               1,175,000                33,300
                                                                             104,845

INFORMATION TECHNOLOGY - 23.6%
Analog Devices, Inc.                                   350,000                13,058
Automatic Data Processing, Inc.                        680,000                28,540  (e)
Certegy Inc.                                           955,000                36,500  (e)
Checkfree Corp.                                        175,000                 5,961  (a,e)
Cisco Systems, Inc.                                  1,800,000                34,398  (a)
Dell Inc.                                              980,000                38,720  (a)
EMC Corp.                                              200,000                 2,742  (a)
First Data Corp.                                     2,600,000               104,364  (d)
Intel Corp.                                          1,410,000                36,745
Intuit Inc.                                          1,910,000                86,160  (a,e)
Microsoft Corp.                                      2,650,000                65,826
Molex Inc. (Class A)                                 2,280,000                53,534  (e)
Paychex, Inc.                                          550,000                17,897  (e)
QUALCOMM, Inc.                                         280,000                 9,243
Yahoo! Inc.                                            430,000                14,900  (a)
                                                                             548,588

MATERIALS - 0.7%
Monsanto Co.                                           240,000                15,089

TELECOMMUNICATION SERVICES - 3.8%
Vodafone Group PLC ADR                               3,650,000                88,768  (e)

TOTAL COMMON STOCK                                                         2,224,985
(COST $1,438,789)

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SHORT-TERM INVESTMENTS - 6.0%
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SHORT-TERM INVESTMENTS - 3.9%
GEI Short Term Investment Fund
3.20%                                               90,638,498                90,639  (b,f)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 2.1%
State Street Navigator Securities
Lending Prime Portfolio
3.31%                                               48,554,288                48,554  (b,c)

TOTAL SHORT-TERM INVESTMENTS                                                 139,193
(COST $139,193)

TOTAL INVESTMENTS                                                          2,364,178
(COST $1,577,982)

LIABILITIES IN EXCESS OF OTHER
ASSETS - (1.9)%                                                              (43,661)

                                                                          ----------
NET ASSETS  - 100.0%                                                      $2,320,517
                                                                          ==========



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NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - June 30, 2005
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(a)  Non-income producing security.

(b)  Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At June 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(e)  All or a portion of the security is out on loan.

(f) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.


Abbreviations:

ADR    American Depository Receipt




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  August 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  August 29, 2005